REVENUE FROM CONTRACTS WITH CUSTOMERS	6 Months Ended
Jun. 30, 2023
REVENUE FROM CONTRACTS WITH CUSTOMERS
REVENUE FROM CONTRACTS WITH CUSTOMERS

3.REVENUE FROM CONTRACTS WITH CUSTOMERS

Disaggregated Revenues

The following tables present the Group’s revenues disaggregated by the nature of the product or service:

	Six Months Ended
	June 30,
	2022	2023
Room revenues	3,271	5,507
Food and beverage revenues	467	635
Others	265	324
Leased and owned hotels revenue	4,003	6,466
Initial one-time license/franchise fee	52	54
On-going management and service/royalty fees	592	1,232
Central reservation system usage fees, other system maintenance and support fees	522	1,152
Reimbursements for hotel manager fees	533	600
Other fees	235	372
Manachised and franchised hotels revenue	1,934	3,410
Other revenues	126	134
Total revenues	6,063	10,010

Contract Balances

The Group’s contract assets are insignificant at December 31, 2022 and June 30, 2023.

	As of
	December 31,	June 30,
	2022	2023
Current contract liabilities	1,308	1,413
Long-term contract liabilities	828	936
Total contract liabilities	2,136	2,349

The contract liabilities balances above are classified as deferred revenue on the consolidated balance sheet, as of December 31, 2022 and June 30, 2023.

The Group recognized revenues that were previously deferred as contract liabilities of RMB359 and RMB403 during the six months ended June 30, 2022 and 2023, respectively.